Deferred payment liability (Details Narrative)									1 Months Ended		12 Months Ended
	Apr. 28, 2022 CAD ($)	Apr. 28, 2022 GBP (£)	Nov. 22, 2021 CAD ($)	Sep. 03, 2021 CAD ($)	Aug. 30, 2021 CAD ($)	May 01, 2021 CAD ($)	Jan. 20, 2021 CAD ($)	Jan. 20, 2021 USD ($)	Nov. 02, 2020 CAD ($)	Nov. 02, 2020 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Jun. 02, 2022 CAD ($) shares	May 25, 2022 shares	May 01, 2022 EUR (€)	Apr. 28, 2022 GBP (£)	Feb. 28, 2022 USD ($) shares	Nov. 22, 2021 USD ($)	Sep. 03, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Oct. 03, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Description of liability settlement option											The Company had, at its option, the ability to settle the Steel Media Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the five trading days immediately prior to October 3, 2020. The Company also had, at its option, the ability to settle USD $500,000 of the Steel Media Earn-Out Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the five trading days immediately prior to the date that the amount of any Steel Media Earn-Out Payment was conclusively determined.	The Company had, at its option, the ability to settle the Steel Media Deferred Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the five trading days immediately prior to October 3, 2020. The Company also had, at its option, the ability to settle USD $500,000 of the Steel Media Earn-Out Payment either in cash or by the allotment and issuance of such number of common shares determined by the volume weighted average price for the five trading days immediately prior to the date that the amount of any Steel Media Earn-Out Payment was conclusively determined.
Net deferred tax liabilities											$ 3,843,802		$ 48,038,421								$ 1,165,724
Increase (decrease) through loss of control of subsidiary, deferred tax liability (asset)											$ 3,302,824
Steel media [member]
IfrsStatementLineItems [Line Items]
Description of interest rates											The Steel Media Deferred Payment and Steel Media Earn-Out Payment were amortized at an effective interest rate of 9.54% and 13.15% respectively.	The Steel Media Deferred Payment and Steel Media Earn-Out Payment were amortized at an effective interest rate of 9.54% and 13.15% respectively.
Liability paid							$ 632,800		$ 659,832
Steel media [member] | U s d [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value																						$ 1,000,000
Liability paid								$ 500,000		$ 500,000
Steel media [member] | U s d [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Earn out payment amount												$ 500,000
Vedatis [member]
IfrsStatementLineItems [Line Items]
Description of liability settlement option													On December 31, 2022, the Vedatis Earn-Out Payment was revalued at $1,377,764 based on a discounted valuation using a 11.01% and 3.68% discount rate for the cash settled and equity settled portion, respectively, and an expectation that a Vedatis Earn-Out Payment of $1,667,515 is probable. Following the December 31, 2022 revaluation, the cash portion of the Vedatis Earn-Out Payment is amortized at an effective interest rate of 11.06% (December 31, 2021 – 9.83%).
Description of interest rates						The Vedatis Deferred Payment, upon initial valuation, was amortized at an effective interest rate of 5.86% and the cash portion of the Vedatis Earn-Out Payment was amortized at an effective interest rate of 8.19%.
Shares issue | shares														348,852
Purcase price fair value						$ 1,047,028
Discount rate						6.00%
Initial fair value						$ 1,602,902
Discount rate						8.16%
Discount rate						0.78%
Deferred payment liability						$ 1,920,745
Vedatis [member] | Euro [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value | €																€ 750,000
Game knot [member]
IfrsStatementLineItems [Line Items]
Description of interest rates					The GameKnot Deferred Payment was amortized at an effective interest rate of 6.01%.
Shares issue | shares																		111,267
Purcase price fair value					$ 613,129
Discount rate					6.00%
Game knot [member] | U s d [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value																		$ 500,000
Addicting games [member]
IfrsStatementLineItems [Line Items]
Description of interest rates				The Addicting Games First Anniversary Deferred Payment and Addicting Games Second Anniversary Deferred Payment were amortized at an effective interest rate of 6.88% and 6.88% respectively.
Shares issue | shares														4,319,996	4,320,000
Net deferred tax liabilities														$ 248,358
Working capital				$ 154,398
Addicting games [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Purcase price fair value				$ 8,181,699
Discount rate				7.10%
Addicting games [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Purcase price fair value				$ 4,147,054
Discount rate				7.10%
Addicting games [member] | U s d [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value																				$ 7,000,000
Addicting games [member] | U s d [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value																				$ 3,800,000
Outplayed [member]
IfrsStatementLineItems [Line Items]
Description of interest rates			The Outplayed First Anniversary Earn-Out Payment, the Outplayed Second Anniversary Earn-Out Payment, Outplayed First Anniversary Earn-Out Payment and the Outplayed Second Anniversary Earn-Out Payment were amortized at an effective interest rate of 7.38%, 7.38%, 17.97% and 17.96% respectively.
Shares issue | shares														11,499,988	11,500,000
Net deferred tax liabilities														$ 2,900,068
Outplayed [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Purcase price fair value			$ 10,013,937
Discount rate			7.63%
Initial fair value			$ 6,272,711
Discount rate			19.50%
Outplayed [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Purcase price fair value			$ 9,304,038
Discount rate			7.63%
Initial fair value			$ 5,249,130
Discount rate			19.50%
Outplayed [member] | U s d [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value																			$ 8,500,000
Earn out payment amount												6,000,000
Deferred payment liability																			6,000,000
Outplayed [member] | U s d [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value																			8,500,000
Earn out payment amount												$ 6,000,000
Deferred payment liability																			$ 6,000,000
Outplayed [member] | G b p euro [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Earn out payment amount | £		£ 500,000
Ffs [member]
IfrsStatementLineItems [Line Items]
Description of interest rates	The FFS First Anniversary Deferred Payment, FFS Second Anniversary Deferred Payment and FFS Earn-Out Payment are amortized at an effective interest rate of 7.23%, 7.23% and 7.23% respectively.	The FFS First Anniversary Deferred Payment, FFS Second Anniversary Deferred Payment and FFS Earn-Out Payment are amortized at an effective interest rate of 7.23%, 7.23% and 7.23% respectively.
Initial fair value	$ 748,790
Discount rate	7.48%	7.48%
Ffs [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value | £																	£ 1,609,600
Earn out payment amount	$ 804,800
Purcase price fair value	$ 1,497,581
Discount rate	7.48%	7.48%
Ffs [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value	$ 80,480
Purcase price fair value	$ 69,668
Discount rate	7.48%	7.48%
Ffs [member] | G b p euro [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability | £																	500,000
Ffs [member] | G b p euro [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value | £																	1,000,000
Ffs [member] | G b p euro [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Deferred payment liability value | £																	£ 50,000